UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21098

Real Estate Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

REAL ESTATE INCOME FUND INC.

FORM N-Q MARCH 31, 2005

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 70.1%
Apartments — 8.9%
36,500	Archstone-Smith Trust	$1,245,015
290,000	Camden Property Trust	13,638,700
185,000	Gables Residential Trust	6,160,500
100,000	Mid-America Apartment Communities, Inc.	3,650,000

		24,694,215

Diversified — 4.6%
210,000	iStar Financial Inc.	8,647,800
190,000	Lexington Corporate Properties Trust	4,168,600

		12,816,400

Healthcare — 10.1%
174,000	Health Care Property Investors, Inc.	4,083,780
280,000	Healthcare Realty Trust Inc.	10,203,200
22,600	Omega Healthcare Investors, Inc.	248,148
300,000	Provident Senior Living Trust†	4,845,000
511,700	Senior Housing Properties Trust	8,535,156

		27,915,284

Home Financing — 1.0%
108,500	Municipal Mortgage & Equity, L.L.C.	2,640,890

Industrial — 3.9%
185,000	EastGroup Properties, Inc. (a)	6,974,500
161,700	First Potomac Realty Trust	3,694,845

		10,669,345

Industrial/Office – Mixed — 5.6%
88,000	Brandywine Realty Trust	2,499,200
135,000	Kilroy Realty Corp.	5,522,850
190,000	Liberty Property Trust	7,419,500

		15,441,550

Lodging/Resorts — 2.3%
66,100	Eagle Hospitality Properties Trust, Inc.	592,917
146,000	Hospitality Properties Trust	5,895,480

		6,488,397

Office — 16.0%
203,000	Arden Realty, Inc.	6,871,550
160,000	CarrAmerica Realty Corp.	5,048,000
72,000	Glenborough Realty Trust Inc.	1,376,640
260,000	Highwoods Properties, Inc.	6,973,200
848,700	HRPT Properties Trust	10,108,017
161,000	Mack-Cali Realty Corp.	6,818,350
200,000	Prentiss Properties Trust	6,832,000

		44,027,757

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Regional Malls — 4.5%
196,000	Glimcher Realty Trust	$4,645,200
148,100	The Macerich Co.	7,890,768

		12,535,968

Retail – Free Standing — 1.6%
171,900	Commercial Net Lease Realty	3,171,555
50,000	Realty Income Corp.	1,144,000

		4,315,555

Shopping Centers — 9.6%
250,000	Borealis Retail Real Estate Investment Trust	2,769,396
330,000	Cedar Shopping Centers Inc.	4,699,200
105,000	Equity One, Inc.	2,161,950
252,000	Heritage Property Investment Trust	7,479,360
104,400	Inland Real Estate Corp.	1,569,132
75,000	New Plan Excel Realty Trust, Inc.	1,883,250
135,000	Ramco-Gershenson Properties Trust	3,665,250
104,000	Tanger Factory Outlet Centers, Inc.	2,288,000

		26,515,538

Specialty — 2.0%
6,100	Correctional Properties Trust	154,025
127,000	Entertainment Properties Trust	5,261,610

		5,415,635

	TOTAL COMMON STOCK
	(Cost — $137,517,908)	193,476,534

PREFERRED STOCK — 29.7%
Apartments — 3.9%
	Apartment Investment and Management Co.:
113,000	7.750% Cumulative, Series U	2,770,760
120,000	7.875% Cumulative, Series Y	2,970,000
75,000	9.375% Cumulative, Series G	1,995,000
115,000	10.000% Cumulative, Series R	3,024,500

		10,760,260

Diversified — 1.1%
109,400	Crescent Real Estate Equities Co., 9.500% Cumulative Redeemable, Series B	2,915,510

Healthcare — 2.5%
150,000	Health Care Property Investors, Inc., 7.100% Cumulative Redeemable, Series F	3,757,500
120,400	Omega Healthcare Investors, Inc., 8.375% Cumulative Redeemable, Series D	3,130,400

		6,887,900

Industrial/Office – Mixed — 1.6%
90,000	Bedford Property Investors, Inc., 8.750% Cumulative Redeemable, Series A†	4,421,250

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Lodging/Resorts — 4.0%
220,000	Boykin Lodging Co., 10.500% Cumulative, Class A	$6,160,000
71,100	Hospitality Properties Trust, 8.875% Cumulative Redeemable, Series B	1,900,503
26,000	LaSalle Hotel Properties, 10.250% Cumulative Redeemable, Series A	694,200
90,000	Sunstone Hotel Investors, Inc., 8.000% Cumulative Redeemable, Series A	2,280,942

		11,035,645

Office — 5.5%
275,000	CarrAmerica Realty Corp., 7.500% Cumulative Redeemable, Series E	7,084,000
	HRPT Properties Trust:
255,600	8.750% Cumulative Redeemable, Series B	6,832,188
50,000	9.875% Cumulative Redeemable, Series A	1,309,500

		15,225,688

Regional Malls — 2.8%
85,000	Glimcher Realty Trust, 8.750% Cumulative Redeemable, Series F	2,225,937
	The Mills Corp.:
35,000	8.750% Cumulative Redeemable, Series E	914,200
91,700	9.000% Cumulative Redeemable, Series B	2,420,880
6,000	Pennsylvania Real Estate Investment Trust, 11.000% Sr. Cumulative	350,700
32,700	Simon Property Group, Inc., 7.890% Cumulative Step-Up Premium Rate, Series C	1,756,605

		7,668,322

Retail – Free Standing — 1.1%
85,000	Commercial Net Lease Realty, Inc., 9.000% Sr. Cumulative, Series A	2,269,500
25,200	Realty Income Corp., 7.375% Cumulative Redeemable, Series D	656,208

		2,925,708

Self Storage — 0.3%
35,000	Public Storage, Inc., 8.000% Cumulative, Series R	903,350

Shopping Centers — 6.9%
73,000	Cedar Shopping Centers Inc., 8.875% Cumulative Redeemable, Series A	1,916,250
	Developers Diversified Realty Corp.:
21,200	8.000% Cumulative Redeemable, Class G	547,596
130,000	8.600% Cumulative Redeemable, Class F	3,417,700
131,000	Federal Realty Investment Trust, 8.500% Cumulative Redeemable, Series B	3,471,500
75,000	New Plan Excel Realty Trust, Inc., 7.625% Cumulative Redeemable, Series E	1,960,500
34,800	Ramco-Gershenson Properties Trust, 9.500% Cumulative Redeemable, Series B	936,990
63,000	Urstadt Biddle Properties Inc., 8.500% Sr. Cumulative, Series C	6,883,380

		19,133,916

	TOTAL PREFERRED STOCK
	(Cost — $78,505,636)	81,877,549

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 0.2%
$ 561,000	Interest in $441,237,000 joint tri-party repurchase agreement dated 3/31/05 with Morgan Stanley, 2.850% due 4/1/05; Proceeds at maturity — $561,044; (Fully collateralized by Fannie Mae Discount Notes, 0.000% due 4/19/05 to 11/15/30; Market value — $572,225) (Cost — $561,000)	$561,000

	TOTAL INVESTMENTS — 100.0%
	(Cost — $216,584,544*)	$275,915,083

(a)	All or a portion of this security has been segregated for open interest rate swap agreements.
†
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Directors.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Real Estate Income Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (‘‘GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the quoted bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short term obligations maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Swap Contracts. The Fund enters into interest rate swap agreements, which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

(d) Investment Transactions. Security transactions are accounted for on a trade date basis.

5

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$59,650,346
Gross unrealized depreciation	(319,807)

Net unrealized appreciation	$59,330,539

As of  March 31, 2005, the Fund had 2,600 outstanding shares of Taxable Auction Rate Preferred Stock (“TARPS”). The TARPS’ dividends are cumulative at a rate determined at an auction and the dividend period is typically seven days. The dividend rates ranged from 2.300% to 3.160% for the three months ended March 31, 2005. At March 31, 2005, the current dividend rate was 3.160%.

As of March 31, 2005, the Fund entered into the following interest rate swap agreements:

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$6,500,000
Payments Made by Fund:	Fixed Rate, 2.9325%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/05
Unrealized Appreciation as of 3/31/05	$20,840

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$26,000,000
Payments Made by Fund:	Fixed Rate, 3.6335%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/07
Unrealized Appreciation as of 3/31/05	$364,429

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$19,500,000
Payments Made by Fund:	Fixed Rate, 4.1170%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/09
Unrealized Appreciation as of 3/31/05	$270,582

At March 31, 2005, the Fund had total unrealized appreciation of $655,851 from swap contracts.
6

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Real Estate Income Fund Inc.

By
R. Jay Gerken
Chief Executive Officer

Date: May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date: May 31, 2005

By
Kaprel Ozsolak
Chief Financial Officer

Date: May 31, 2005